REVENUE AND DEFERRED REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue And Deferred Revenue
SCHEDULE OF REVENUE FROM SOURCES
	June 30, 2025	June 30, 2024
Software development	$273,110	$514,273
Software license	79,728	145,340
Software supports	27,355	23,119
Cloud hosting	24,049	24,572
Others	3,679	7,610
	$407,921	$714,914

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2025	June 30, 2024
Revenue recognized over time	$328,193	$569,574
Revenue recognized at a point of time	79,728	145,340
	$407,921	$714,914

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	18,437	141,126
Revenue recognized from fulfilling contract liabilities	(72,871)	(132,832)
Deferred revenue, ending	$85,654	$140,088